UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08188

                     ALLIANCEBERNSTEIN EMERGING MARKET DEBT
                                   FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
SOVEREIGN DEBT OBLIGATIONS--74.8%
Argentina--5.3%
Republic of Argentina
   3.01%, 8/03/12 FRN                                    $12,894    $ 11,508,798
   8.28%, 12/31/33                                         7,560       7,306,875
                                                                    ------------
                                                                      18,815,673
                                                                    ------------
Brazil--12.8%
Federal Republic of Brazil
   9.25%, 10/22/10                                         1,265       1,392,765
   10.50%, 7/14/14                                         2,517       2,920,979
   11.00%, 8/17/40(a)                                     15,593      18,321,774
   12.00%, 4/15/10                                         2,675       3,216,688
   12.75%, 1/15/20                                         7,315       9,692,374
   14.50%, 10/15/09                                        1,075       1,384,063
   C-Bonds
   8.00%, 4/15/14                                          3,174       3,217,661
   DCB FRN
   Series L
   4.31%, 4/15/12                                          5,727       5,540,772
                                                                    ------------
                                                                      45,687,076
                                                                    ------------
Bulgaria--0.4%
Republic of Bulgaria
   8.25%, 1/15/15(b)                                       1,124       1,393,760
                                                                    ------------
Colombia--1.2%
Republic of Colombia
   10.75%, 1/15/13                                         1,000       1,194,000
   11.75%, 2/25/20                                         2,483       3,209,278
                                                                    ------------
                                                                       4,403,278
                                                                    ------------
Dominican Republic--0.9%
Dominican Republic
   9.50%, 9/27/11(b)                                       3,049       3,292,501
                                                                    ------------
Ecuador--0.6%
Republic of Ecuador
   8.00%, 8/15/30(b)(d)                                    2,466       2,118,294
                                                                    ------------
El Salvador--1.0%
Republic of El Salvador
   7.625%, 9/21/34(b)                                        872         976,640
   7.65%, 6/15/35(b)                                       1,609       1,625,090
   8.50%, 7/25/11(b)                                       1,000       1,144,500
                                                                    ------------
                                                                       3,746,230
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Indonesia--1.0%
Republic of Indonesia
   6.75%, 3/10/14(b)                                     $ 2,645    $  2,625,163
   7.25%, 4/20/15(b)                                         785         792,065
                                                                    ------------
                                                                       3,417,228
                                                                    ------------
Jamaica--1.0%
Government of Jamaica
   9.00%, 6/02/15                                          1,659       1,679,738
   10.625%, 6/20/17                                        1,382       1,508,453
   12.75%, 9/01/07(b)                                        365         426,320
                                                                    ------------
                                                                       3,614,511
                                                                    ------------
Lebanon--0.6%
Lebanese Republic
   7.875%, 5/20/11(b)                                        875         888,125
   10.125%, 8/06/08(b)                                       875         942,813
   11.625%, 5/11/16(b)                                       394         462,950
                                                                    ------------
                                                                       2,293,888
                                                                    ------------
Mexico--13.5%
United Mexican States
   7.50%, 1/14/12                                          1,950       2,178,150
   8.125%, 12/30/19                                       13,450      16,247,599
   11.375%, 9/15/16                                        2,901       4,242,713
   Series A
   6.375%, 1/16/13                                           882         932,274
   8.00%, 9/24/22                                         13,015      15,650,537
   9.875%, 2/01/10                                         7,600       9,082,000
                                                                    ------------
                                                                      48,333,273
                                                                    ------------
Morocco--0.3%
Kingdom of Morocco Loan Participation FRN
   Series A
   3.80%, 1/02/09                                            998         988,395
                                                                    ------------
Nigeria--0.7%
Central Bank of Nigeria
   6.25%, 11/15/20(c)                                      2,500       2,493,750
                                                                    ------------
Panama--2.2%
Republic of Panama
   8.875%, 9/30/27                                         1,600       1,920,000
   9.375%, 7/23/12-4/01/29                                 1,570       1,942,260
   9.625%, 2/08/11                                         1,695       2,025,525
   10.75%, 5/15/20                                         1,550       2,102,575
                                                                    ------------
                                                                       7,990,360
                                                                    ------------
Peru--3.9%
Republic of Peru
   7.35%, 7/21/25                                          1,801       1,789,294
   8.375%, 5/03/16                                         1,995       2,264,325
   8.75%, 11/21/33                                         5,655       6,398,632
   9.125%, 2/21/12                                         1,098       1,295,640
   9.875%, 2/06/15                                         1,814       2,249,360
                                                                    ------------
                                                                      13,997,251
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Philippines--4.5%
Republic of Philippines
   8.875%, 3/17/15                                       $ 7,448    $  7,727,300
   9.00%, 2/15/13                                          1,650       1,726,725
   9.50%, 2/02/30                                          1,442       1,453,680
   9.875%, 1/15/19                                         1,850       1,988,750
   10.625%, 3/16/25                                        2,943       3,252,015
                                                                    ------------
                                                                      16,148,470
                                                                    ------------
Russia--12.2%
Russian Federation
   5.00%, 3/31/30(b)(c)                                   25,406      28,162,428
Russian Ministry of Finance
   Series VII
   3.00%, 5/14/11                                         17,770      15,548,750
                                                                    ------------
                                                                      43,711,178
                                                                    ------------
Turkey--4.7%
Republic of Turkey
   7.375%, 2/05/25                                         1,330       1,299,277
   11.00%, 1/14/13                                         1,130       1,426,625
   11.50%, 1/23/12                                         2,657       3,378,376
   11.75%, 6/15/10                                         2,448       3,033,072
   11.875%, 1/15/30                                        5,494       7,809,721
                                                                    ------------
                                                                      16,947,071
                                                                    ------------
Ukraine--2.3%
Government of Ukraine
   6.875%, 3/04/11(b)                                      2,525       2,644,938
   7.65%, 6/11/13(b)                                       2,514       2,765,399
   11.00%, 3/15/07(b)                                      2,610       2,746,727
                                                                    ------------
                                                                       8,157,064
                                                                    ------------
Uruguay--1.1%
Republic of Uruguay
   7.50%, 3/15/15                                            336         330,960
   7.875%, 1/15/33(d)                                      3,742       3,442,539
   9.25%, 5/17/17                                            100         106,250
                                                                    ------------
                                                                       3,879,749
                                                                    ------------
Venezuela--4.6%
Republic of Venezuela
   4.64%, 4/20/11 FRN(b)                                   1,780       1,646,500
   5.375%, 8/07/10(b)                                      2,525       2,367,188
   8.50%, 10/08/14                                           330         342,375
   9.25%, 9/15/27                                         11,633      12,127,402
                                                                    ------------
                                                                      16,483,465
                                                                    ------------
Total Sovereign Debt Obligations
   (cost $240,054,526)                                               267,912,465
                                                                    ------------
CORPORATE DEBT OBLIGATIONS--10.6%
Brazil--0.6%
PF Export Receivables Master Trust
   6.436%, 6/01/15(b)                                      2,259       2,277,584
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Hong Kong--0.4%
Noble Group Ltd.
   6.625%, 3/17/15(b)                                    $ 1,468    $  1,356,883
                                                                    ------------
Indonesia--0.5%
Freeport-McMoRan Copper & Gold
   10.125%, 2/01/10                                        1,550       1,720,500
                                                                    ------------
Jamaica--0.3%
Digicel Ltd.
   9.25%, 9/01/12(b)                                       1,072       1,101,480
                                                                    ------------
Kazakhstan--1.0%
Hurricane Finance
   9.625%, 2/12/10(b)                                        900         972,000
Kazkommerts International BV
   8.50%, 4/16/13(b)                                         650         690,625
TengizChevroil Finance Co.
   6.124%, 11/15/14(b)                                       787         797,821
Turanalem Finance BV
   10.00%, 5/29/07(b)                                      1,000       1,080,000
                                                                    ------------
                                                                       3,540,446
                                                                    ------------
Mexico--1.8%
Innova S de. R.L., SA
   9.375%, 9/19/13                                         3,180       3,605,484
Monterrey Power SA De C. V.
   9.625%, 11/15/09(b)                                       587         668,619
Vitro Envases NA
   10.75%, 7/23/11(b)                                      2,200       2,222,000
                                                                    ------------
                                                                       6,496,103
                                                                    ------------
People's Republic of China--0.4%
Chaoda Modern Agricultural Hldgs. Ltd.
   7.75%, 2/08/10(b)                                       1,416       1,384,140
                                                                    ------------
Romania--0.4%
MobiFon Holdings BV
   12.50%, 7/31/10                                         1,100       1,331,000
                                                                    ------------
Russia--5.0%
Aries Vermogensverwaltng
   Series C
   9.60%, 10/25/14(b)                                      9,000      11,553,300
Citigroup(JSC Severstal)
   9.25%, 4/19/14(b)                                         810         837,216
Gazprom Oao
   9.625%, 3/01/13(b)                                      2,370       2,882,631
Gazstream, SA
   5.625%, 7/22/13(b)                                        738         740,768
Mobile Telesystems Finance
   9.75%, 1/30/08(b)                                       1,500       1,612,050
Tyumen Oil
   11.00%, 11/06/07(b)                                       280         309,540
                                                                    ------------
                                                                      17,935,505
                                                                    ------------

                                                      Contracts (e)
                                                        Shares or
                                                        Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------
Ukraine--0.2%
Kyivstar
   10.375%, 8/17/09(b)                                   $   600    $    665,400
                                                                    ------------
Total Corporate Debt Obligations
   (cost $35,566,998)                                                 37,809,041
                                                                    ------------
PUT OPTION PURCHASED--0.0%
Ecuador--0.0%
Republic of Ecuador
   8.00%, 8/15/30
   expiring Sept '05 @ 78.45
   (cost $9,500)                                             760           2,280
                                                                    ------------
WARRANTS(f)--0.0%
Central Bank of Nigeria
   Warrants, expiring 11/15/20                             2,500          55,000
Republic of Venezuela
   Warrants, expiring 4/15/20                             48,195               0
                                                                    ------------
Total  Warrants
   (cost $0)                                                              55,000
                                                                    ------------
SHORT-TERM INVESTMENTS--10.8%
Time Deposits--10.8%
Bank of New York
   2.25%, 8/01/05                                        $ 1,832       1,832,000
Societe Generale
   3.30%, 8/01/05                                         37,000      37,000,000
                                                                    ------------
Total Short-Term Investments
   (cost $38,832,000)                                                 38,832,000
                                                                    ------------
Total Investments--96.2%
   (cost $314,463,024)                                               344,610,786
Other assets less liabilities--3.8%                                   13,719,158
                                                                    ------------
Net Assets--100%                                                    $358,329,944
                                                                    ------------

CALL OPTIONS WRITTEN

                                                      Exercise   Expiration
           Description                 Contracts(e)     Price       Month     U.S. $ Value
------------------------------------   ------------   --------   ----------   ------------
Federal Republic of Brazil
11.00%, 8/17/40                          1,854,000     $118.00     Aug '05        $(21,136)
11.00%, 8/17/40                          1,896,000      119.90     Aug '05             -0-
                                                                                  --------
(premiums received $40,096)                                                       $(21,136)
                                                                                  --------

CREDIT DEFAULT SWAP CONTRACTS

                                       Notional                              Unrealized
Swap Counterparty &                     Amount    Interest   Termination   Appreciation/
Referenced Obligation                   (000)'s     Rate        Date       (Depreciation)
------------------------------------   --------   --------   -----------   --------------
Buy Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                           3,300       4.14%      4/20/10        $(176,583)
Citigroup Global Markets, Inc.
Republic of Columbia
8.375%, 2/15/27                           1,450       3.02       1/20/10          (37,855)
Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                              900       0.50      11/26/13          (14,212)
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                          1,410       5.60       3/20/14          (62,341)
Deutsche Bank AG London
Federal Republic of Brazil
12.25%, 3/06/30                           3,300       4.02      10/20/10         (154,715)

Sale Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                           3,300       6.35       8/20/05          107,498
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                           2,450       4.40       5/20/06           99,524
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                           6,930       1.98       4/20/07          138,392
Citigroup Global Markets, Inc.
Republic of Columbia
8.375%, 2/15/27                           2,900       1.13       1/20/07           19,942
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                          1,410       4.95       3/20/09           79,432
CS First Boston
Federal Republic of Brazil
12.25%, 3/06/30                           1,900       6.90       6/20/07          209,095
Deutsche Bank AG London
Federal Republic of Brazil
12.25%, 3/06/30                           6,930       1.90      10/20/07          113,691
Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27                          2,000      17.75       2/13/08          919,453
Morgan Stanley
Federal Republic of Brazil
12.25%, 3/06/30                           1,620       3.80       8/20/06           80,172

(a) Position, or portion thereof, with an aggregate market value of $4,406,250 has been segregated to collateralize written call options.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate market value of these securities amounted to $88,173,458 or 24.6 % of net assets.

(c) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2005.

(d)  Pay-In-Kind Payments (PIK).

(e)  One contract relates to principal amount of $1.00.

(f)  Non-income producing security

     Glossary of Terms:
     DCB - Debt Conversion Bonds
     FRN - Floating Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a)(1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a)(2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Emerging Market Debt Fund, Inc.


By: /s/ Marc O. Mayer
    -----------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005


By: /s/ Mark D. Gersten
    -----------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: September 23, 2005